Provisions	12 Months Ended
Sep. 30, 2024
Provisions [Abstract]
Provisions
14.	Provisions

The following table details the changes in provisions between September 30, 2024 and 2023:

Onerous contracts
$
Balance, as at September 30, 2022	—
New provisions	1,652,216
Revision of estimations	(287,021)
Provisions utilized	(487,051)
Balance, as at September 30, 2023	878,144
Revision of estimations	(8,736)
Provisions utilized	(869,408)
Balance, as at September 30, 2024	—